Employee Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Changes in Projected Benefit Obligation

Changes in the projected benefit obligation and fair value of plan assets, and the funded status of the Company’s defined-benefit pension plans were as follows, in millions:

	2012		2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Changes in projected benefit obligation:
Projected benefit obligation at January 1	$943	$174	$868	$163
Service cost	2	—	2	—
Interest cost	42	7	44	8
Actuarial loss (gain), net	100	11	70	13
Foreign currency exchange	9	—	(2)	—
Benefit payments	(40)	(11)	(39)	(10)

Projected benefit obligation at December 31	$1,056	$181	$943	$174

Changes in fair value of plan assets:
Fair value of plan assets at January 1	$504	$—	$509	$—
Actual return on plan assets	75	—	(1)	—
Foreign currency exchange	4	—	—	—
Company contributions	55	11	38	10
Expenses, other	(4)	—	(3)	—
Benefit payments	(40)	(11)	(39)	(10)

Fair value of plan assets at December 31	$594	$—	$504	$—

Funded status at December 31:	$(462)	$(181)	$(439)	$(174)

Consolidated Balance Sheets

Amounts in the Company’s consolidated balance sheets were as follows, in millions:

	At December 31, 2012		At December 31, 2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Accrued liabilities	$(3)	$(12)	$(3)	$(12)
Deferred income taxes and other	(459)	(169)	(436)	(162)

Total net liability	$(462)	$(181)	$(439)	$(174)

Summary of Accumulated Other Comprehensive Income before Income Taxes

Amounts in accumulated other comprehensive income before income taxes were as follows, in millions:

	At December 31, 2012		At December 31, 2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net loss	$467	$53	$424	$43
Net transition obligation	1	—	1	—
Net prior service cost	2	—	(1)	—

Total	$470	$53	$424	$43

Information about Plan Assets

Information for defined-benefit pension plans with an accumulated benefit obligation in excess of plan assets was as follows, in millions:

	At December 31
	2012		2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Projected benefit obligation	$1,056	$181	$943	$174
Accumulated benefit obligation	$1,054	$181	$941	$174
Fair value of plan assets	$594	$—	$504	$—

Net Periodic Pension Cost for Defined-Benefit Pension Plans

Net periodic pension cost for the Company’s defined-benefit pension plans was as follows, in millions:

	2012		2011		2010
	Qualified	Non-Qualified	Qualified	Non-Qualified	Qualified	Non-Qualified
Service cost	$2	$—	$2	$—	$3	$—
Interest cost	42	7	44	8	45	9
Expected return on plan assets	(31)	—	(33)	—	(34)	—
Recognized prior service cost	—	—	—	—	(1)	—
Recognized net loss	14	2	10	1	10	—

Net periodic pension cost	$27	$9	$23	$9	$23	$9

Qualified Defined-Benefit Pension Plan Weighted Average Asset Allocation

Plan Assets. The Company’s qualified defined-benefit pension plan weighted average asset allocation, which is based upon fair value, was as follows:

	At December 31
	2012	2011
Equity securities	44%	44%
Debt securities	41%	39%
Other	15%	17%

Total	100%	100%

Qualified Defined-Benefit Pension Plan Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the qualified defined-benefit pension plan assets at fair value as of December 31, 2012 and 2011, in millions.

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Common and Preferred Stocks:
United States	$127	$61	$—	$188
International	61	10	—	71
Private Equity and
Hedge Funds
United States	—	—	52	52
International	—	—	11	11
Corporate Debt Securities:
United States	—	25	—	25
International	—	73	—	73
Government and Other Debt Securities:
United States	51	42	—	93
International	24	29	—	53
Common Collective Trust Fund – United States	—	12	—	12
Short-Term and Other Investments
United States	1	—	—	1
International	—	—	15	15

Total Assets at Fair Value	$264	$252	$78	$594

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Common and Preferred Stocks:
United States	$119	$38	$—	$157
International	56	9	—	65
Private Equity and Hedge Funds
United States	—	—	52	52
International	—	—	7	7
Corporate Debt Securities:
United States	—	15	—	15
International	—	55	—	55
Government and Other Debt Securities:
United States	46	31	—	77
International	24	29	—	53
Common Collective Trust Fund – United States	—	8	—	8
Short-Term and Other Investments
United States	2	—	—	2
International	—	—	13	13

Total Assets at Fair Value	$247	$185	$72	$504

Summary of Changes in Fair Value of Qualified Defined-Benefit Pension Plan

The table below sets forth a summary of changes in the fair value of the qualified defined-benefit pension plan level 3 assets, in millions.

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Fair Value, January 1	$72	$73
Purchases	9	10
Sales	(8)	(12)
Transfers from Level 2 to Level 3	—	2
Unrealized gains (losses)	5	(1)

Fair Value, December 31	$78	$72

Major Assumptions Used in Defined-Benefit Pension Plans

Assumptions. Major assumptions used in accounting for the Company’s defined-benefit pension plans were as follows:

	December 31
	2012	2011	2010
Discount rate for obligations	3.80%	4.40%	5.30%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	—%	—%	1.00%
Discount rate for net periodic pension cost	4.40%	5.30%	5.80%

Benefits Expected to be Paid

At December 31, 2012, the benefits expected to be paid in each of the next five years, and in aggregate for the five years thereafter, relating to the Company’s defined-benefit pension plans, were as follows, in millions:

	Qualified Plans	Non-Qualified Plans
2013	$44	$12
2014	$45	$12
2015	$46	$12
2016	$47	$12
2017	$49	$12
2018–2022	$265	$58